Supplement dated March 12, 2012 to the Wilmington Funds (the “Funds” or the “Trust”)

(formerly, MTB Group of Funds) Prospectus dated December 30, 2011

(the “Prospectus”) on behalf of the Money Market Funds

Effective March 12, 2012, the information in the Prospectus will be amended, supplemented, or replaced as follows:

1. All Funds—Renaming of the MTB Group of Funds and Website

The MTB Group of Funds has been renamed the “Wilmington Funds” and the Trust’s website address changed from www.mtbfunds.com to www.wilmingtonfunds.com. Accordingly, effective March 12, 2012, all references in the Prospectus to the MTB Group of Funds are hereby deleted and replaced with references to the Wilmington Funds and all references to the Trust’s website address www.mtbfunds.com are hereby deleted and replaced with www.wilmingtonfunds.com.

2. All Funds—Footnote to Average Annual Total Returns Table

The following is added to the “Average Annual Total Returns” table in the “Performance Information” section for each Fund, as a footnote to the line that reads “Select Class Shares.”

* As of the date of this prospectus, Institutional Class Shares have not yet commenced operations, and the pre-inception historical performance of the Institutional Class is based on the previous performance of Select Class Shares.

Please keep this Supplement for future reference.

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Supplement dated March 12, 2012 to the Wilmington Funds (the “Funds” or the “Trust”)

(formerly, MTB Group of Funds) Statement of Additional Information

dated December 30, 2011 (the “SAI”) on behalf of the Money Market Funds

Effective March 12, 2012, the information in the SAI will be amended, supplemented, or replaced as follows:

1. All Funds—Renaming of the MTB Group of Funds and Website

The MTB Group of Funds has been renamed the “Wilmington Funds” and the Trust’s website address changed from www.mtbfunds.com to www.wilmingtonfunds.com. Accordingly, effective March 12, 2012, all references in the SAI to the MTB Group of Funds are hereby deleted and replaced with references to the Wilmington Funds and all references to the Trust’s website address www.mtbfunds.com are hereby deleted and replaced with www.wilmingtonfunds.com.

2. All Funds—Amended Cusip Numbers

The following amends and replaces information in the “Table of Contents” section on page 2 of the SAI.

Prime Money Market Fund (Institutional Class Shares—Cusip 97181C209)

U.S. Government Money Market Fund (Institutional Class Shares—Cusip 97181C605)

3. Additional Trustees

Robert H. Arnold, Dr. Eric Brucker, and Nicholas A. Giordano join the existing members of the Board of Trustees to serve as Independent Trustees of the Funds, and Robert J. Christian and R. Samuel Fraundorf join the Board of Trustees as Interested Trustees of the Funds.

The following supplements, amends and replaces certain information on pages 54-61 of the SAI under the section entitled “Who Manages and Provides Services to the Funds,” under the following sections: “Board of Trustees,” “Independent Trustees Background and Compensation,” “Experience of the Trustees” and “Board Ownership of Shares in the Fund and in the Trust as of December 31, 2011.”

Who Manages and Provides Services to the Funds?

Board of Trustees

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are “interested persons” of the Funds (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Board member is provided below. Unless otherwise noted, the business address of each Trustee and Senior Officer of the Funds is 100 East Pratt Street, 17th Floor, Baltimore, Maryland 21202. The Trust is composed of 26 funds and is the only investment company in the Fund complex.

Interested Trustee Background and Compensation

Name Address Birth year Position With Trust Date Service Began	Principal Occupations and Other Directorships Held for Past Five Years	Total Compensation From the Trust
Robert J. Christian Birth year: 1949	Principal Occupations: Retired.	$0

Trustee Began serving: March 2012

Other Directorships Held: Fund Vantage Trust (33 portfolios); Optimum Fund Trust (6 portfolios) (registered investment companies).

Previous Positions: Executive Vice President of Wilmington Trust Company (2/96 to 2/06); President of Rodney Square Management Corporation (“RSMC”) (1996 to 2005); Vice President of RSMC (2005 to 2006).

R. Samuel Fraundorf, CFA, CPA Birth year: 1964 Trustee Began serving: March 2012	Principal Occupations: President of Wilmington Trust Investment Advisors, Inc. (“WTIA”). Other Directorships Held: None. Previous Positions: Chief Operating Officer of Wilmington Trust Investment Management (“WTIM”) (1/08 to 1/09); Director of Research at WTIM (8/04 -1/08); Senior Manager and Tax Manager, KPMG Investment Advisors (1/99 to 8/04).	$0

Jeffrey Durkee** Birth year: 1958 Trustee Began serving: December 2007	Principal Occupations: President and Chief Executive Officer, Wilmington Trust Investment Advisors, Inc. (3/07 to 1/12). Other Directorships Held: None. Previous Positions: Chairman and CEO Private Wealth Management, Mercantile Bankshares Corporation (4/06 to 3/07); Senior Vice President and Director, Southern Division, Legg Mason Wood Walker (1998 to 4/06).	$0

**	Jeffrey Durkee resigned as Trustee effective January 27, 2012.

Independent Trustees Background and Compensation

Name Address Birth year Position With Trust Date Service Began	Principal Occupations and Other Directorships Held for Past Five Years	Total Compensation From the Trust
Robert H. Arnold Birth year: 1944 Trustee Began serving: March 2012	Principal Occupations: Founder and Co-Manager, R.H. Arnold & Co. (financial consulting), since 1989. Other Directorships Held: First Potomac Realty Trust (real estate investment trust).	$0

Dr. Eric Brucker Birth year: 1941 Trustee Began serving: March 2012	Principal Occupations: Professor of Economics, Widener University, since 2002. Other Directorships Held: None. Previous Positions: Dean, School of Business Administration of Widener University (2001 to 2004).	$0

Name Address Birth year Position With Trust Date Service Began	Principal Occupations and Other Directorships Held for Past Five Years	Total Compensation From the Trust
Nicholas A. Giordano Birth year: 1943 Trustee Began serving: March 2012	Principal Occupations: Consultant, financial services organizations (1997 to present). Other Directorships Held: Kalmar Pooled Investment Trust; The RBB Fund Inc. (19 portfolios) (registered investment companies); Independence Blue Cross; IntriCon Corporation (industrial furnaces and ovens). Previous Positions: Interim President, LaSalle University (1998 to 1999); President and Chief Executive Officer, Philadelphia Stock Exchange (1981 to 1997).	$0

Experience of the Trustees

Described below for each Trustee are specific experiences, qualifications, attributes or skills that support a conclusion that he or she should serve as a Trustee of the Trust as of the date of this Statement of Additional Information and in light of the Trust’s business and structure. The role of an effective Trustee inherently requires certain personal qualities, such as integrity, as well as the ability to comprehend, discuss and critically analyze materials and issues that are presented so that the Trustee may exercise judgment and reach conclusions in fulfilling his or her duties and fiduciary obligations. It is believed that the specific background of each Trustee evidences those abilities and is appropriate to his or her serving on the Trust’s Board of Trustees. Further information about each Trustee is set forth in the table above describing the business activities of and other directorships held by each Trustee during the past five years.

Mr. Arnold has served as Trustee of the Trust since March 2012. Mr. Arnold is the founder and co-manager of R.H. Arnold & Co., Inc.

Dr. Brucker has served as Trustee of the Trust since March 2012. Dr. Brucker is a Professor of Economics at Widener University and served as the Dean at the School of Business Administration at Widener University.

Mr. Christian has served as Trustee of the Trust since March 2012. Mr. Christian served as Executive Vice President of Wilmington Trust Company, President and Vice President of WFMC (formerly, Rodney Square Management Corporation) and currently serves as a Trustee to other mutual fund complexes.

Mr. Fraundorf has served as Trustee of the Trust since March 2012. Mr. Fraundorf serves as President of WTIA.

Mr. Giordano has served as Trustee of the Trust since March 2012. Mr. Giordano is a consultant to financial service organizations, served as the Interim President of LaSalle University, served as the President and Chief Executive Officer of the Philadelphia Stock Exchange and currently serves as the Trustee to other mutual fund complexes.

Board Ownership of Shares in the Fund and in the Trust as of December 1, 2011

Board Member Name	Dollar Range of Shares Owned in Funds	Aggregate Dollar Range of Shares Owned in the Trust*
Robert H. Arnold	None	None
Eric Brucker		Over $100,000
Wilmington Broad Market Bond Fund	$10,001-$50,000
Wilmington U.S. Government Money Market Fund	$50,001-$100,000
Wilmington Large-Cap Strategy Fund	$50,001-$100,000
Robert J. Christian		Over $100,000
Wilmington Money Market Fund	$1-$10,000
Wilmington Large-Cap Strategy Fund	$50,001-$100,000
R. Samuel Fraundorf		$50,001-$100,000
Wilmington Multi-Manager International Fund	$10,001-$50,000
Wilmington Small-Cap Strategy Fund	$10,001-$50,000
Nicholas A. Giordano		Over $100,000
Wilmington Multi-Manager Real Asset Fund	Over $100,000

Please keep this Supplement for future reference.

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